WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 45.5%
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	800,000	$830,000	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,355,000	1,355,000	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,470,000	1,029,000	*(a)(b)

Total Diversified Telecommunication Services				3,214,000

Entertainment - 0.3%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	708,525
Netflix Inc., Senior Notes	6.375%	5/15/29	320,000	350,400	(a)

Total Entertainment				1,058,925

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	5.000%	12/15/27	810,000	818,100	(a)

Media - 4.3%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,900,000	2,945,313	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	1,130,000	1,154,013	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	1,709,999	1,774,124	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	2/15/23	30,000	30,563
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	420,000	435,750	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	530,000	539,275	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,220,000	1,221,525	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	200,000	200,330
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	203,677
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	270,000	277,642

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,980,000		$1,777,050
Fox Corp., Senior Notes	4.709%	1/25/29	430,000		463,004	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	130,000		145,016	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,380,000		1,440,757	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,330,000		1,290,100	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	410,000		415,125	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,089,000	GBP	1,462,835	(c)
Vue International Bidco PLC, Senior Secured Notes	7.875%	7/15/20	760,000	GBP	994,427	(c)

Total Media					16,770,526

Wireless Telecommunication Services - 1.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,370,000		2,549,231	(a)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	530,000		568,425	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	600,000		622,500	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	140,000		134,400
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	920,000		968,300
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	570,000		658,350
Sprint Corp., Senior Notes	7.250%	9/15/21	10,000		10,500
Sprint Corp., Senior Notes	7.875%	9/15/23	305,000		318,481
Sprint Corp., Senior Notes	7.125%	6/15/24	420,000		421,969
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	670,000		678,375
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	330,000		340,114

Total Wireless Telecommunication Services					7,270,645

TOTAL COMMUNICATION SERVICES					29,132,196

CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	930,000		940,286
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	620,000		635,500	(a)

Total Auto Components					1,575,786

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.0%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	730,000		$755,550	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,220,857	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	444,000		468,786	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	160,000		160,800	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	530,000		536,731	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	90,000		103,725
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	940,000		822,500	(a)

Total Diversified Consumer Services					4,068,949

Hotels, Restaurants & Leisure - 2.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,060,000		1,046,750	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,581,556	(c)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	190,000		194,988	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	850,000		864,875
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	940,000		1,018,725	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	525,000		532,114	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	800,000		845,094
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	934,000		986,537
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	594,000		642,263	(a)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	840,000		844,200
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,460,000		1,456,350	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	760,000		758,100	(a)

Total Hotels, Restaurants & Leisure					10,771,552

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 0.2%
Lennar Corp., Senior Notes	4.750%	11/29/27	670,000		$686,381

Specialty Retail - 0.8%
L Brands Inc., Senior Notes	5.250%	2/1/28	1,740,000		1,557,300
L Brands, Inc., Senior Notes	5.625%	10/15/23	530,000		549,213
Masaria Investments SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	169,607	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	470,000		470,000
Tendam Brands SAU, Senior Secured Notes (3 mo. Euribor + 5.250%, 5.250% floor)	5.250%	9/15/24	440,000	EUR	492,473	(a)(d)

Total Specialty Retail					3,238,593

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,330,000		1,338,312	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	440,000		454,300

Total Textiles, Apparel & Luxury Goods					1,792,612

TOTAL CONSUMER DISCRETIONARY					22,133,873

CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,750,000		1,946,779
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	130,000		148,105

Total Beverages					2,094,884

Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		721,976	(c)

Food Products - 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	700,000		714,000	(a)

Tobacco - 0.1%
Altria Group Inc., Senior Notes	4.400%	2/14/26	130,000		134,388
Altria Group Inc., Senior Notes	4.800%	2/14/29	420,000		436,793

Total Tobacco					571,181

TOTAL CONSUMER STAPLES					4,102,041

ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Berry Petroleum Co. Escrow	—	—	220,000		0	*(e)(f)(g)
Berry Petroleum Co., LLC, Senior Notes	7.000%	2/15/26	1,170,000		1,153,912	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	610,000	$626,013	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	820,000	844,600
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	870,000	855,016
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,130,000	1,056,550	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	520,000	544,700	(a)
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	910,000	932,750
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	160,000	164,000	(a)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	620,000	648,526
Eclipse Resources Corp., Senior Notes	8.875%	7/15/23	1,120,000	1,078,000
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	160,000	167,600	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	260,000	278,200	(a)
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	210,000	236,119
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	650,000	588,250	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	530,000	437,250	(a)
Gazprom OAO Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,140,000	1,160,962	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	500,000	506,720
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	300,000	299,438
Indigo Natural Resources LLC, Senior Notes	6.875%	2/15/26	340,000	317,050	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000	1,410,799	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	213,304	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,450,000	1,436,995	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,080,000		$1,980,555	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,250,000		1,540,625	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash & 1.000% PIK)	9.500%	5/15/23	60,150		63,458	(h)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	2,530,000		2,604,635
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	580,000		582,900
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,560,000		1,531,717
Range Resources Corp., Senior Notes	5.000%	3/15/23	640,000		625,043
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	790,000		889,703	(a)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,200,000		168	*(i)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,060,000		1,044,100	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000		42,950	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000		822,700	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,680,000		1,528,800	(a)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,300,000		1,818,640
WPX Energy Inc., Senior Notes	8.250%	8/1/23	670,000		767,988
YPF SA, Senior Notes	8.500%	3/23/21	2,050,000		2,009,922	(c)

TOTAL ENERGY					32,810,658

FINANCIALS - 8.3%
Banks - 6.0%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	800,000	EUR	903,305	(c)(d)(j)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		208,600	(a)(d)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		$206,550	(a)(d)(j)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	340,000		371,243
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	470,000		486,163	(d)(j)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	840,000		886,200	(d)(j)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	200,000		209,994	(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	553,000		593,364
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,800,000	EUR	2,127,474	(c)(d)(j)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	590,000	EUR	716,295	(c)(d)(j)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000		810,238	(a)(d)(j)
Danske Bank A/S, Junior Subordinated Notes (5.750% to 4/6/20 then EUR 6 year Swap Rate + 4.640%)	5.750%	4/6/20	650,000	EUR	740,697	(c)(d)(j)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	230,000		236,615	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	250,000		261,970	(a)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	850,000	EUR	1,027,819	(c)(d)(j)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	290,000		296,711	(d)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	400,000		$410,756	(d)(j)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	490,000		499,011	(d)(j)
ICICI Bank Ltd., Senior Notes	5.750%	11/16/20	950,000		984,976	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,700,000		2,607,305	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,250,000		1,222,050	(a)
Itau CorpBanca, Senior Notes	3.875%	9/22/19	1,210,000		1,213,712	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,200,000	EUR	1,408,063	(c)(d)(j)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	230,000		242,075	(d)(j)
Oversea-Chinese Banking Corp. Ltd., Subordinated Notes	4.250%	6/19/24	1,240,000		1,282,542	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	270,000		290,925	(d)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	220,000		228,815
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,097,494	(c)(d)(j)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	1,080,000		1,095,228	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	780,000		795,803	(a)(d)

Total Banks					23,461,993

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 0.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	290,000		$301,709	(a)(d)(j)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year Swap Rate + 4.598%)	7.500%	12/11/23	270,000		289,874	(a)(d)(j)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000		643,160	(a)(d)(j)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	150,000		160,715
UBS Group Funding Switzerland AG, Senior Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	860,000		897,074	(a)(d)(j)

Total Capital Markets					2,292,532

Diversified Financial Services - 1.1%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	560,000		362,600	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	10,000		10,125	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,820,000		1,911,000	(a)
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	570,000	GBP	757,624	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	552,000		576,012	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000		192,550	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	422,000		454,705	(a)

Total Diversified Financial Services					4,264,616

Insurance - 0.2%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	14,128		19,974	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.592%	2/12/23	60,757		61,592	(a)(d)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	570,000	GBP	741,422	(c)

Total Insurance					822,988

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,590,000		$1,621,800	(a)

TOTAL FINANCIALS					32,463,929

HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.2%
Immucor Inc., Senior Notes	11.125%	2/15/22	930,000		948,600	(a)

Health Care Providers & Services - 2.6%
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	9.500%	6/30/22	1,979,000		2,068,055	(d)(e)(f)(k)
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,200,000		1,203,000
CVS Health Corp., Senior Notes	4.780%	3/25/38	350,000		341,055
HCA Inc., Senior Notes	5.375%	2/1/25	300,000		316,500
HCA Inc., Senior Notes	5.625%	9/1/28	1,380,000		1,473,150
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,510,000		1,602,216
Magellan Health Inc., Senior Notes	4.900%	9/22/24	620,000		606,050
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	690,000		689,138	(a)(h)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	580,000		617,156	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	980,000		1,049,296

Total Health Care Providers & Services					9,965,616

Pharmaceuticals - 1.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,230,000		1,371,450	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,000,000		1,091,875	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	590,000	EUR	653,100	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,180,000		1,074,135

Total Pharmaceuticals					4,190,560

TOTAL HEALTH CARE					15,104,776

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	290,000		301,327	(a)
Heligear Acquisition Co., Senior Secured Notes	10.250%	10/15/19	707,000		712,536	(a)

Total Aerospace & Defense					1,013,863

Air Freight & Logistics - 0.5%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,330,000		2,085,350

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.2%
Standard Industries Inc., Senior Notes	6.000%	10/15/25	910,000		$954,554	(a)

Commercial Services & Supplies - 0.7%
GFL Environmental Inc., Senior Notes	5.625%	5/1/22	60,000		59,850	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	490,000		478,975	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	410,000		428,147	(a)
United Rentals North America Inc., Secured Notes	4.625%	7/15/23	90,000		91,800
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	510,000		507,450
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	250,000		268,125
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	890,000		885,550

Total Commercial Services & Supplies					2,719,897

Construction & Engineering - 0.1%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000		259,063

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	1,270,000		1,505,125

Machinery - 0.3%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	500,000		490,000	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	330,000		316,800
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	360,000		361,800

Total Machinery					1,168,600

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,440,000		1,202,400	(a)

Road & Rail - 0.1%
Europcar Mobility Group, Secured Notes	5.750%	6/15/22	330,000	EUR	378,180	(c)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation Infrastructure - 0.8%
DP World PLC, Senior Notes	5.625%	9/25/48	1,390,000		$1,471,523	(a)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,530,000		1,542,393	(a)

Total Transportation Infrastructure					3,013,916

TOTAL INDUSTRIALS					14,300,948

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	450,000		421,875	(a)

Software - 0.1%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	430,000		449,888	(a)

Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	420,000		424,511

TOTAL INFORMATION TECHNOLOGY					1,296,274

MATERIALS - 4.4%
Chemicals - 0.5%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,450,000		1,426,437	(a)
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	367,000	EUR	395,673	(c)

Total Chemicals					1,822,110

Containers & Packaging - 0.8%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	280,000		277,550	(a)(h)
Pactiv LLC, Senior Notes	8.375%	4/15/27	960,000		991,200
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	560,000		597,800	(c)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,370,000		1,469,325	(a)

Total Containers & Packaging					3,335,875

Metals & Mining - 2.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,590,000		1,657,575	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		196,730	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,550,000		1,541,087	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	330,000		320,100	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	350,000	$329,000	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,770,000	1,606,275
Glencore Funding LLC, Senior Notes	4.000%	4/16/25	1,000,000	1,003,489	(a)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	560,000	583,100	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	370,000	386,650	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	372,916	1,398	*(a)(i)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	480,000	404,400	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	230,000	244,079
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	570,000	569,870
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000	449,770
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000	967,987
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	870,000	896,977

Total Metals & Mining				11,158,487

Paper & Forest Products - 0.2%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	880,000	893,420

TOTAL MATERIALS				17,209,892

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	1,200,000	1,170,360
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	9/1/26	260,000	258,050
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	880,000	884,400
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	740,000	778,826	(a)

Total Equity Real Estate Investment Trusts (REITs)				3,091,636

Real Estate Management & Development - 0.8%
Country Garden Holdings Co., Ltd., Senior Secured Notes	7.250%	4/4/21	610,000	619,449	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	660,000	660,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - (continued)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	600,000		$618,000	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,299,143	(c)

Total Real Estate Management & Development					3,196,592

TOTAL REAL ESTATE					6,288,228

UTILITIES - 0.8%
Electric Utilities - 0.5%
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	1,440,000		1,421,222	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	650,000		679,250	(a)

Total Electric Utilities					2,100,472

Water Utilities - 0.3%
Anglian Water Osprey Financing PLC, Senior Secured Notes	5.000%	4/30/23	810,000	GBP	1,066,655	(c)

TOTAL UTILITIES					3,167,127

TOTAL CORPORATE BONDS & NOTES (Cost - $176,868,419)					178,009,942

SOVEREIGN BONDS - 15.0%
Argentina - 2.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	70.354%	6/21/20	57,950,000	ARS	1,299,545	(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	230,000		193,662
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	610,000		476,111
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	1,290,000		954,600
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	510,000		384,094
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	1,590,000		1,095,884
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	800,000		683,000	(c)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		2,109,250	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	970,000		735,988	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		$335,000	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	630,000		453,600	(a)

Total Argentina					8,720,734

Australia - 0.5%
Australia Government Bond, Senior Notes	5.750%	7/15/22	2,500,000	AUD	2,008,938

Brazil - 1.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	8,831,000	BRL	2,345,544
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	2,341,792
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,105,000	BRL	1,378,639

Total Brazil					6,065,975

Canada - 0.4%
Canadian Government Bond	1.750%	5/1/20	2,000,000	CAD	1,493,633

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	420,000		446,775	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,150,000		1,223,312	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	490,000		548,188	(a)

Total Ecuador					2,218,275

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	600,000		606,060	(a)

Ghana - 0.7%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	920,000		953,452	(c)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,300,000		1,281,280	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	490,000		486,815	(a)

Total Ghana					2,721,547

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 4.0%
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	4,670,000		$5,081,502	(c)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	4,850,000,000	IDR	340,521
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,137,000,000	IDR	3,696,022
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	93,050,000,000	IDR	6,245,020
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	1,597,000,000	IDR	113,611

Total Indonesia					15,476,676

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,190,000		1,314,812	(c)

Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,400,000		1,430,362	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,250,000		1,251,250
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	730,000		719,962

Total Mexico					1,971,212

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,290,000		1,442,696	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	470,000		505,838	(a)

Total Qatar					1,948,534

Russia - 2.3%
Russian Federal Bond - OFZ	7.050%	1/19/28	609,161,000	RUB	8,917,858

Senegal - 0.6%
Senegal Government International Bond	6.250%	5/23/33	1,280,000		1,236,450	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	1,090,000		1,006,953	(a)

Total Senegal					2,243,403

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,430,000		1,459,389	(a)

TOTAL SOVEREIGN BONDS (Cost - $64,537,287)					58,597,408

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 13.0%
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.733%	2/22/24	940,000	$941,958	(d)(l)(m)
Securus Technologies Holdings Inc., First Lien Initial Term Loan	—	11/1/24	480,000	473,280	(n)
UnityMedia Hessen GmbH & Co. KG, Term Loan Senior Facility B (1 mo. USD LIBOR + 2.250%)	4.723%	9/30/25	520,000	519,856	(d)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.973%	1/15/26	1,088,574	1,092,401	(d)(l)(m)

Total Diversified Telecommunication Services				3,027,495

Media - 1.3%
Applovin Corp., Initial Term Loan	—	8/15/25	610,000	612,288	(f)(n)
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.229%	11/18/24	621,436	622,014	(d)(l)(m)
iHeartCommunications Inc., Term Loan	—	5/1/26	140,000	140,758	(n)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	4.733%	3/24/25	779,680	779,671	(d)(l)(m)
Meredith Corp., Term Loan B1	—	1/31/25	980,000	984,200	(n)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	3/15/24	997,043	961,368	(d)(l)(m)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	4.973%	1/15/26	849,570	850,868	(d)(l)(m)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.973%	4/15/25	180,000	178,682	(d)(l)(m)

Total Media				5,129,849

TOTAL COMMUNICATION SERVICES				8,157,344

CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Term Loan B	4.730-4.840%	4/6/24	1,024,203	1,013,634	(d)(l)(m)
Panther BF Aggregator 2 LP, USD Term Loan	—	3/18/26	980,000	984,263	(f)(n)

Total Auto Components				1,997,897

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.233%	5/2/22	934,468	$937,093	(d)(l)(m)(n)

Hotels, Restaurants & Leisure - 1.5%
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.483%	7/31/24	1,027,000	1,030,524	(d)(l)(m)
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	7.483%	9/25/24	325,050	325,131	(d)(l)(m)
Boyd Gaming Corp., Term Loan B (1 week USD LIBOR + 2.250%)	4.668%	9/15/23	90,195	90,357	(d)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.233%	12/23/24	2,135,772	2,145,282	(d)(l)(m)
CEC Entertainment Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.250%)	5.733%	2/15/21	1,106,739	1,103,281	(d)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.223-5.233%	10/4/23	272,883	273,882	(d)(l)(m)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	5.233%	8/14/24	970,450	970,045	(d)(l)(m)(n)

Total Hotels, Restaurants & Leisure				5,938,502

Specialty Retail - 1.7%
Academy Ltd., Initial Term Loan	6.479-6.502%	7/1/22	877,403	658,601	(d)(l)(m)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.229-5.249%	11/8/23	1,100,625	1,022,481	(d)(l)(m)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.983-4.987%	1/30/23	1,022,368	1,018,853	(d)(l)(m)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.99%	8/19/22	735,183	736,890	(d)(l)(m)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	5.833%	1/26/23	739,044	603,614	(d)(l)(m)
PetSmart Inc., Term Loan B2	5.480-6.730%	3/11/22	2,571,774	2,486,262	(d)(l)(m)

Total Specialty Retail				6,526,701

TOTAL CONSUMER DISCRETIONARY				15,400,193

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Albertson’s LLC, 2017 Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.483%	6/22/23	696,971	$698,714	(d)(l)(m)(n)

Food Products - 0.1%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.481%	5/24/24	422,679	423,001	(d)(l)(m)

TOTAL CONSUMER STAPLES				1,121,715

FINANCIALS - 1.4%
Capital Markets - 0.1%
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	12/2/24	70,000	70,277	(d)(l)(m)(n)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.483%	3/27/23	321,251	322,054	(d)(l)(m)

Total Capital Markets				392,331

Diversified Financial Services - 1.0%
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	6.229%	11/27/23	312,000	311,074	(d)(l)(m)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.483%	8/25/22	830,000	830,259	(d)(l)(m)
Stars Group Holdings BV, USD Term Loan	—	7/10/25	40,000	40,240	(n)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.24%	2/1/23	970,000	965,150	(d)(l)(m)(n)
Travelport Finance (Luxembourg) SARL, First Lien Term Loan	—	3/18/26	460,000	450,570	(n)
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	5.184%	3/17/25	458,173	458,042	(d)(l)(m)
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.740%	8/18/23	645,750	649,786	(d)(l)(m)(n)

Total Diversified Financial Services				3,705,121

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Asurion LLC, Fourteenth Amendment Term Loan B4	—	8/4/22	630,000	$633,150	(n)
Asurion LLC, New Term Loan B7	—	11/3/24	580,000	582,658	(n)

Total Insurance				1,215,808

TOTAL FINANCIALS				5,313,260

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	6.101%	4/21/24	659,369	571,650	(d)(l)(m)

Health Care Providers & Services - 1.3%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.723%	4/28/22	1,106,968	1,082,984	(d)(l)(m)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.983%	8/18/22	628,992	626,353	(d)(l)(m)
LifePoint Health Inc., First Lien Term Loan B	—	11/16/25	120,000	120,937	(n)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	972,331	964,280	(d)(l)(m)(n)
Phoenix Guarantor Inc., First Lien Delayed Draw Term Loan	—	3/5/26	35,909	36,123	(n)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.977%	3/5/26	395,000	397,345	(d)(l)(m)(n)
Radnet Management Inc., First Lien Term Loan B1	6.360-8.250%	6/30/23	1,105,455	1,108,909	(d)(l)(m)
Wink Holdco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.483%	12/2/24	663,792	655,494	(d)(l)(m)

Total Health Care Providers & Services				4,992,425

Health Care Technology - 0.5%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.197%	2/11/26	970,000	977,578	(d)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	3/1/24	799,496	800,281	(d)(l)(m)(n)

Total Health Care Technology				1,777,859

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Life Sciences Tools & Services - 0.4%
Albany Molecular Research Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.733%	8/30/24	788,000	$787,138	(d)(l)(m)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	9/27/24	775,033	760,985	(d)(l)(m)

Total Life Sciences Tools & Services				1,548,123

Pharmaceuticals - 0.1%
Catalent Pharma Solutions Inc., Dollar Term Loan (1 mo. USD LIBOR + 2.250%)	4.733%	5/20/24	493,216	493,678	(d)(l)(m)

TOTAL HEALTH CARE				9,383,735

INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.487%	1/15/25	1,157,693	1,159,045	(d)(l)(m)

Airlines - 0.1%
American Airlines Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.000%)	4.473%	12/14/23	611,520	607,443	(d)(l)(m)

Building Products - 0.3%
Ply Gem Midco Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.547%	4/12/25	1,101,675	1,089,970	(d)(l)(m)

Commercial Services & Supplies - 0.1%
Garda World Security Corp., Incremental Term Loan B	—	5/24/24	380,000	380,237	(n)

Electrical Equipment - 0.0%
Brookfield WEC Holdings Inc., First Lien Initial Term Loan	—	8/1/25	20,000	20,147	(n)

Professional Services - 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.733%	7/23/21	767,938	675,402	(d)(l)(m)
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.483%	4/10/23	114,418	114,653	(d)(l)(m)

Total Professional Services				790,055

TOTAL INDUSTRIALS				4,046,897

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan	—	11/29/25	370,000	$371,850	(n)

IT Services - 0.2%
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.481%	4/26/24	675,633	676,313	(d)(l)(m)
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.229%	9/30/24	155,759	156,992	(d)(l)(m)(n)

Total IT Services				833,305

Software - 0.7%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.900%	9/7/23	275,800	276,317	(d)(l)(m)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.483%	10/31/24	169,875	170,273	(d)(l)(m)(n)
Finastra USA Inc., First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	6.101%	6/13/24	1,032,232	1,025,216	(d)(l)(m)
MA Financeco LLC, Term Loan B3 (3 mo. USD LIBOR + 2.500%)	4.983%	6/21/24	48,095	47,894	(d)(l)(m)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.983%	6/21/24	324,797	323,442	(d)(l)(m)
Ultimate Software Group Inc., First Lien Term Loan	—	4/8/26	905,752	913,677	(n)

Total Software				2,756,819

TOTAL INFORMATION TECHNOLOGY				3,961,974

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.481%	10/3/22	1,004,098	1,003,856	(d)(l)(m)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	2/6/23	1,045,860	1,049,952	(d)(l)(m)

TOTAL MATERIALS				2,053,808

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.483%	3/21/25	769,782	$770,469	(d)(l)(m)

Real Estate Management & Development - 0.2%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.733%	4/18/24	232,632	232,674	(d)(l)(m)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. USD LIBOR + 2.250%)	4.730%	2/7/25	537,481	526,261	(d)(l)(m)

Total Real Estate Management & Development				758,935

TOTAL REAL ESTATE				1,529,404

TOTAL SENIOR LOANS (Cost - $51,407,532)				50,968,330

COLLATERALIZED MORTGAGE OBLIGATIONS(o) - 11.6%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	3.077%	1/25/36	181,877	177,441	(d)
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	18.693%	7/25/36	390,954	554,706	(d)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.006%	8/10/45	1,066,190	757,458	(a)(d)
Banc of America Funding Corp., 2015-R3 1A2	2.978%	3/27/36	3,109,610	2,445,192	(a)(d)
Banc of America Mortgage Trust, 2005-C 2A1	4.669%	4/25/35	40,874	39,059	(d)
BCAP LLC Trust, 2011-RR2 1A4	4.530%	7/26/36	4,356,696	3,227,865	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.960%	5/15/37	1,700,000	1,703,789	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.700%	6/15/38	48,968	27,779	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	165,822	112,488
Credit Suisse Mortgage Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	16.904%	2/25/36	443,400	576,566	(d)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	400,000	370,119	(a)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	10.093%	7/15/32	2,900,000	2,900,848	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(o) - (continued)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	$1,201,699	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K720 X3, IO	1.375%	8/25/42	19,810,000	770,997	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.227%	3/25/25	1,111,955	1,508,461	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	5.727%	7/25/29	950,000	1,017,679	(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.727%	1/25/29	2,770,000	3,050,845	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	6.627%	2/25/30	2,050,000	2,194,509	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	6.027%	7/25/30	1,070,000	1,086,817	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	7.327%	10/25/29	950,000	1,072,047	(a)(d)
GE Business Loan Trust, 2006-2A D (1 mo. USD LIBOR + 0.750%)	3.223%	11/15/34	123,347	116,821	(a)(d)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	100,000	24,143	(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	556,340	357,337	(d)
Government National Mortgage Association (GNMA), 2011-127 IO	0.395%	3/16/47	2,093,192	25,526	(d)
Government National Mortgage Association (GNMA), 2012-55 IO	0.428%	4/16/52	3,375,329	43,704	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	6.223%	9/15/31	1,240,000	1,243,050	(a)(d)
GS Mortgage Securities Trust, 2006- GG8 AJ	5.622%	11/10/39	182,170	157,106

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(o) - (continued)
GSMPS Mortgage Loan Trust, 2006- RP1 1A2	7.500%	1/25/36	894,004	$933,129	(a)
IMPAC CMB Trust Series, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	3.117%	8/25/35	143,870	141,275	(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.747%	11/25/36	1,295,247	983,087	(d)
IMPAC Secured Assets Trust, 2006-4 A2B (1 mo. USD LIBOR + 0.170%)	2.647%	1/25/37	380,308	371,859	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	403,621	162,619	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.680%	6/15/35	2,750,000	2,737,501	(a)(d)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	9.690%	9/15/20	812,882	808,807	(a)(d)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	9.623%	9/15/28	1,621,123	1,633,014	(a)(d)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	5.002%	4/1/23	1,110,000	1,112,950	(a)(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	26,650	27,064	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	152,134	106,494	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	29,889	20,922	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	680,170	438,695	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	418,951	316,947
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	10,045	10,120
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	2.977%	4/25/35	1,195,135	976,014	(d)
Multifamily Trust, 2016-1 B	10.895%	4/25/46	1,386,143	1,406,066	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(o) - (continued)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	2.626%	10/26/36	2,336,322	$2,007,361	(a)(d)
Nomura Resecuritization Trust, 2015-8R 4A4	3.396%	11/25/47	2,144,872	1,387,773	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.623%	11/15/27	1,450,000	1,122,293	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.210%)	2.687%	5/25/46	233,361	200,684	(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	308,042	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	830,000	346,097	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.445%	2/25/46	800,901	742,335	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates Series Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	2.747%	12/25/45	77,512	77,507	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	147,328	149,361	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $44,115,834)				45,292,067

ASSET-BACKED SECURITIES - 9.7%
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	8.398%	4/17/29	800,000	762,516	(a)(d)
Amortizing Residential Collateral Trust, 2002-BC6 M2 (1 mo. USD LIBOR + 1.800%)	4.277%	8/25/32	159,577	144,735	(d)
Ares XLIV CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	9.147%	10/15/29	1,100,000	1,082,380	(a)(d)
Asset Backed Securities Corp. Home Equity Loan Trust, 2003-HE2 M2 (1 mo. USD LIBOR + 2.850%)	5.323%	4/15/33	5,068	5,121	(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	5.683%	8/5/27	300,000	298,903	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	8.233%	8/5/27	500,000	$493,766	(a)(d)
Barings CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	10.051%	7/18/29	500,000	455,084	(a)(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	6.392%	1/20/29	440,000	440,000	(a)(d)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	3.694%	11/20/28	400,000	399,273	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	8.394%	11/20/28	550,000	528,452	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-2RA A1 (3 mo. USD LIBOR + 1.050%)	3.734%	5/15/31	1,200,000	1,186,415	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.292%	7/20/31	1,000,000	1,000,637	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.592%	4/20/29	1,100,000	1,061,717	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.747%	10/15/26	670,000	668,316	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.988%	4/17/30	250,000	233,402	(a)(d)
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	4.352%	6/25/34	393,453	361,741	(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	8.242%	7/20/28	700,000	694,614	(a)(d)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	5.242%	1/20/31	700,000	666,728	(a)(d)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	4.302%	10/25/33	878,031	882,049	(d)
Flatiron Clo Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	3.934%	5/15/30	590,000	589,501	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	7.547%	4/15/31	1,070,000	969,813	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	6.538%	4/17/30	570,000	566,295	(a)(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	7,762,935	1,421,323	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing II LP, 2015-1A C	4.350%	3/25/21	750,000	$751,435	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	438,164	(a)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	8.092%	10/20/28	600,000	570,954	(a)(d)
Madison Park Funding XXI Ltd., 2016-21A A1 (3 mo. USD LIBOR + 1.530%)	4.110%	7/25/29	1,230,000	1,230,988	(a)(d)
Madison Park Funding XXVI Ltd., 2017-26A AR (3 mo. USD LIBOR + 1.200%)	3.782%	7/29/30	830,000	828,130	(a)(d)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	603,246	611,858	(a)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.792%	10/20/27	750,000	735,648	(a)(d)
Ocean Trails CLO VI, 2016-6A E (3 mo. USD LIBOR + 7.750%)	10.347%	7/15/28	500,000	500,962	(a)(d)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	8.347%	7/15/27	520,000	520,219	(a)(d)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	990,580	936,629
Origen Manufactured Housing Contract Trust, 2006-A A2	4.574%	10/15/37	760,454	721,828	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	5.164%	4/15/37	765,247	739,859	(d)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	1,333,230	919,212
Prosper Marketplace Issuance Trust Series, 2017-3A A	2.360%	11/15/23	35,042	35,032	(a)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.602%	8/25/33	88,701	87,794	(d)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.817%	3/25/36	45,383	44,669	(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.857%	6/22/30	605,000	594,422	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,148,070	(a)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	265,916	267,295	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Sound Point CLO XXIII, 2019-2A A1 (3 mo. USD LIBOR + 1.400%)	0.000%	4/15/32	830,000	$830,000	(a)(d)(p)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.697%	2/25/36	3,179,887	154,498	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	5.597%	10/13/29	430,000	428,773	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.500%)	8.097%	10/13/29	400,000	384,466	(a)(d)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	8.692%	4/20/29	900,000	882,633	(a)(d)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	5.242%	10/20/28	500,000	492,370	(a)(d)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	8.092%	10/20/28	250,000	247,529	(a)(d)
Venture 31 CLO Ltd., 2018-31A A1 (3 mo. USD LIBOR + 1.030%)	3.622%	4/20/31	790,000	777,654	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.337%	4/15/27	900,000	879,896	(a)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.617%	6/7/30	475,000	463,412	(a)(d)
WaMu Asset-Backed Certificates WaMu Series Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	2.647%	7/25/47	6,376,065	5,077,301	(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	6.247%	10/15/31	790,000	778,791	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $40,887,869)				37,993,272

CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	680,000	657,992

Media - 0.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	330,000	288,076
DISH Network Corp., Senior Notes	3.375%	8/15/26	940,000	864,624
Liberty Media Corp., Senior Notes	2.125%	3/31/48	1,090,000	1,061,328	(a)

Total Media				2,214,028

TOTAL COMMUNICATION SERVICES				2,872,020

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Chegg Inc., Senior Notes	0.125%	3/15/25	410,000	394,112	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	540,000		$429,300
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	480,000		436,480

TOTAL ENERGY					865,780

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,215,603)					4,131,912

MORTGAGE-BACKED SECURITIES - 1.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	2,539		2,581
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	11/1/31	287		318

Total FHLMC					2,899

FNMA - 1.0%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	6,652		7,463
Federal National Mortgage Association (FNMA)	3.500%	2/1/47	3,834,574		3,885,240

Total FNMA					3,892,703

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,884,121)					3,895,602

			SHARES
COMMON STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Corp.			44,396		504,338
Montage Resources Corp.			33,681		374,533	*
MWO Holdings LLC			488		37,293	*(e)(f)

TOTAL COMMON STOCKS (Cost - $1,555,766)					916,164

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $641,525)	4.000%	3/6/20	15,336,926	ARS	302,499

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
E-mini S&P 500 Index Futures, Put @ $2,500.00		5/17/19	19	2,798,539	$665
E-mini S&P 500 Index Futures, Put @ $2,550.00		5/17/19	37	5,449,786	1,758
E-mini S&P 500 Index Futures, Put @ $2,600.00		5/17/19	20	2,945,830	1,200
E-mini S&P 500 Index Futures, Put @ $2,600.00		6/21/19	84	12,372,486	24,780
E-mini S&P 500 Index Futures, Put @ $2,700.00		6/21/19	35	5,155,203	16,975
E-mini S&P 500 Index Futures, Put @ $2,750.00		7/19/19	33	4,860,620	36,135
U.S. Treasury 10-Year Notes Futures, Put @ $122.50		5/24/19	16	1,600,000	1,500

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					83,013

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/ Australian Dollar, Call @ $0.70	JPMorgan Chase & Co.	5/13/19	3,790,000	3,790,000	12,219
U.S. Dollar/Brazilian Real, Put @ 3.82BRL	Citibank N.A.	6/24/19	1,900,000	1,900,000	15,726
U.S. Dollar/Euro, Call @ $1.14	JPMorgan Chase & Co.	6/20/19	3,800,000	3,800,000	54,927
U.S. Dollar/Euro, Call @ $1.14	Barclays Bank PLC	7/15/19	3,710,000	3,710,000	54,934

TOTAL OTC PURCHASED OPTIONS					137,806

TOTAL PURCHASED OPTIONS (Cost - $386,289)					220,819

		RATE		SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
B. Riley Financial Inc. (Cost - $203,750)		6.875%		8,150	208,640

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $388,703,995)					380,536,655

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SHORT-TERM INVESTMENTS - 0.8%
SOVEREIGN BONDS - 0.6%
Egypt Treasury Bills	10.121%	6/4/19	26,475,000	EGP	$1,527,745	(q)
Egypt Treasury Bills	16.042%	1/21/20	19,000,000	EGP	992,872	(q)

TOTAL SOVEREIGN BONDS (Cost - $2,435,627)					2,520,617

			SHARES
MONEY MARKET FUNDS - 0.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $606,098)	2.470%		606,098		606,098	(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,041,725)					3,126,715

TOTAL INVESTMENTS - 98.1% (Cost - $391,745,720)					383,663,370
Other Assets in Excess of Liabilities - 1.9%					7,267,952

TOTAL NET ASSETS - 100.0%					$390,931,322

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of April 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	The maturity principal is currently in default as of April 30, 2019.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Restricted security (Note 3).

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of April 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(o)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Securities traded on a when-issued or delayed delivery basis.

(q)	Rate shown represents yield-to-maturity.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At April 30, 2019, the total market value of investments in Affiliated Companies was $606,098 and the cost was $606,098 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index, Put		5/17/19	$2,350.00		37	5,449,786	$(555)
E-mini S&P 500 Index, Put		5/17/19	2,450.00		20	2,945,830	(500)
E-mini S&P 500 Index, Put		6/21/19	2,400.00		84	12,372,486	(10,710)
E-mini S&P 500 Index, Put		7/19/19	2,600.00		33	4,860,620	(18,480)
U.S. Treasury 5-Year Notes Futures, Call		5/24/19	115.50		33	3,300,000	(11,859)
U.S. Treasury 10-Year Notes Futures, Call		5/24/19	124.50		16	1,600,000	(2,500)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $101,780)							$(44,604)

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/Brazilian Real, Call	Citibank N.A.	6/24/19	4.02	BRL	1,900,000	1,900,000	$(25,264)
U.S. Dollar/Canadian Dollar, Call	JPMorgan Chase & Co.	6/10/19	1.37	CAD	3,800,000	3,800,000	(4,208)
U.S. Dollar/Euro, Call	JPMorgan Chase & Co.	6/7/19	$1.10		1,900,000	1,900,000	(2,381)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Euro, Call	Citibank N.A.	6/24/19	$1.11		1,900,000	1,900,000	$(7,807)
U.S. Dollar/Indonesian Rupiah, Put	Barclays Bank PLC	7/9/19	13,990.00	IDR	2,643,000	2,643,000	(8,616)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $86,604)							$(48,276)

TOTAL WRITTEN OPTIONS (Premiums received - $188,384)							$(92,880)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
IDR	— Indonesian Rupiah

At April 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	157	12/19	$38,162,683	$38,292,300	$129,617
90-Day Eurodollar	364	6/20	88,602,805	88,961,600	358,795
Australian 10-Year Bonds	25	6/19	2,411,906	2,437,011	25,105
U.S. Treasury 2-Year Notes	5	6/19	1,061,549	1,065,039	3,490
U.S. Treasury 10-Year Notes	151	6/19	18,663,574	18,674,454	10,880
U.S. Treasury Ultra 10-Year Notes	10	6/19	1,302,516	1,317,813	15,297
U.S. Treasury Ultra Long-Term Bonds	216	6/19	35,044,930	35,484,750	439,820

					983,004

Contracts to Sell:
Euro-Bund	61	6/19	11,140,210	11,310,114	(169,904)
Euro-Buxl	3	6/19	613,489	635,072	(21,583)
U.S. Treasury 5-Year Notes	797	6/19	91,733,377	92,165,582	(432,205)
U.S. Treasury Long-Term Bonds	31	6/19	4,509,981	4,571,531	(61,550)
United Kingdom Long Gilt Bonds	14	6/19	2,325,972	2,324,354	1,618

					(683,624)

Net unrealized appreciation on open futures contracts					$299,380

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

At April 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	58,860,000	USD	1,136,074	Barclays Bank PLC	5/15/19	$(7,930)
USD	958,177	ARS	39,429,000	Barclays Bank PLC	5/15/19	87,554
USD	1,294,021	ARS	53,029,000	Citibank N.A.	5/15/19	123,100
USD	772,259	PHP	41,200,000	Deutsche Bank AG	5/15/19	(17,404)
USD	778,902	PHP	41,200,000	Deutsche Bank AG	5/15/19	(10,761)
USD	779,739	PHP	41,209,200	Deutsche Bank AG	5/15/19	(10,100)
USD	781,069	PHP	41,209,200	Deutsche Bank AG	5/15/19	(8,770)
USD	782,911	PHP	41,204,600	Deutsche Bank AG	5/15/19	(6,840)
IDR	10,278,230,550	USD	716,253	Barclays Bank PLC	7/11/19	(1,883)
USD	716,253	IDR	10,278,230,550	Barclays Bank PLC	7/11/19	1,883
CAD	405,000	USD	300,537	Barclays Bank PLC	7/17/19	2,359
EUR	290,000	USD	325,477	Barclays Bank PLC	7/17/19	2,009
EUR	300,000	USD	336,213	Barclays Bank PLC	7/17/19	2,566
EUR	310,000	USD	349,927	Barclays Bank PLC	7/17/19	145
EUR	310,000	USD	349,137	Barclays Bank PLC	7/17/19	934
EUR	1,601,483	USD	1,824,490	Barclays Bank PLC	7/17/19	(15,993)
INR	220,259,653	USD	3,123,719	Barclays Bank PLC	7/17/19	12,361
PLN	1,311	USD	343	Barclays Bank PLC	7/17/19	1
USD	2,936,152	CAD	3,899,621	Barclays Bank PLC	7/17/19	19,658
USD	18,069,088	EUR	15,927,514	Barclays Bank PLC	7/17/19	82,730
USD	7,456,404	GBP	5,671,865	Barclays Bank PLC	7/17/19	30,177
USD	5,468,310	RUB	363,448,500	Barclays Bank PLC	7/17/19	(91,129)
USD	1,591,802	SEK	14,661,288	Barclays Bank PLC	7/17/19	38,297
ARS	24,269,000	USD	544,636	Citibank N.A.	7/17/19	(58,876)
EUR	610,000	USD	685,205	Citibank N.A.	7/17/19	3,646
EUR	620,000	USD	704,173	Citibank N.A.	7/17/19	(4,030)
EUR	630,000	USD	712,851	Citibank N.A.	7/17/19	(1,415)
EUR	650,000	USD	734,188	Citibank N.A.	7/17/19	(167)
EUR	980,000	USD	1,100,644	Citibank N.A.	7/17/19	6,034
IDR	35,361,614,678	USD	2,446,832	Citibank N.A.	7/17/19	8,883
JPY	163,497,987	USD	1,477,214	Citibank N.A.	7/17/19	(196)
MXN	69,760,716	USD	3,577,564	Citibank N.A.	7/17/19	55,652
USD	3,231,415	AUD	4,534,329	Citibank N.A.	7/17/19	28,922
USD	1,790,590	BRL	6,985,450	Citibank N.A.	7/17/19	20,191
USD	57,423	COP	181,601,500	Citibank N.A.	7/17/19	1,472
USD	93,131	TRY	563,910	Citibank N.A.	7/17/19	3,078
USD	1,680	ZAR	24,072	Goldman Sachs Group Inc.	7/17/19	13

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	206,027,000	USD	3,864,697	JPMorgan Chase & Co.	7/17/19	$63,664
TWD	944,800	USD	30,723	JPMorgan Chase & Co.	7/17/19	10
USD	1,127,370	PHP	58,860,000	Barclays Bank PLC	8/15/19	7,602

Total						$367,447

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At April 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Deutsche Bank AG (Commonwealth of Australia) 4.750%, due 4/21/27	$4,220,000	6/20/23	0.131%	1.000% quarterly	$(145,901)	$(133,304)	$(12,597)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	524,680,000	MXN	4/5/21	28-Day TIIE - Banxico every 28 days	7.351% every 28 days	$(4,677)	$(375,309)
	4,174,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	2,026	(18,826)
	19,942,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(7,093)	(64,096)
	605,800,000	MXN	4/6/22	28-Day TIIE - Banxico every 28 days	7.330% every 28 days	(10,985)	(513,548)
	44,533,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	10,242	12,980
	45,368,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	3,062	(14,927)
	19,711,000		6/19/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.254% quarterly	—	15,283
	9,920,000		12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	50,334	26,025
	22,071,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(297,878)	133,098
	5,032,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	23,462	(167,129)
	5,049,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(16,196)	(8,371)
	521,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(619)	(57,492)

Total						$(248,322)	$(1,032,312)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.32 Index	$10,900,000	6/20/24	5.000% quarterly	$(832,041)	$(760,647)	$(71,393)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:

EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$32,810,658	$0	*	$32,810,658
Health Care	—	13,036,721	2,068,055		15,104,776
Other Corporate Bonds & Notes	—	130,094,508	—		130,094,508
Sovereign Bonds	—	58,597,408	—		58,597,408
Senior Loans:
Communication Services	—	7,545,056	612,288		8,157,344
Consumer Discretionary	—	14,415,930	984,263		15,400,193
Other Senior Loans	—	27,410,793	—		27,410,793
Collateralized Mortgage Obligations	—	45,292,067	—		45,292,067
Asset-Backed Securities	—	37,993,272	—		37,993,272
Convertible Bonds & Notes	—	4,131,912	—		4,131,912
Mortgage-Backed Securities	—	3,895,602	—		3,895,602
Common Stocks:
Energy	$878,871	—	37,293		916,164
Non-U.S. Treasury Inflation Protected Securities	—	302,499	—		302,499
Purchased Options:
Exchange-Traded Purchased Options	83,013	—	—		83,013
OTC Purchased Options	—	137,806	—		137,806
Preferred Stocks	208,640	—	—		208,640

Total Long-Term Investments	1,170,524	375,664,232	3,701,899		380,536,655

Short-Term Investments†:
Sovereign Bonds	—	2,520,617	—		2,520,617
Money Market Funds	—	606,098	—		606,098

Total Short-Term Investments	—	3,126,715	—		3,126,715

Total Investments	$1,170,524	$378,790,947	$3,701,899		$383,663,370

Other Financial Instruments:
Futures Contracts	$984,622	—	—		$984,622
Forward Foreign Currency Contracts	—	$602,941	—		602,941
Centrally Cleared Interest Rate Swaps	—	187,386	—		187,386

Total Other Financial Instruments	$984,622	$790,327	—		$1,774,949

Total	$2,155,146	$379,581,274	$3,701,899		$385,438,319

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$44,604	—	—	$44,604
OTC Written Options	—	$48,276	—	48,276
Futures Contracts	685,242	—	—	685,242
Forward Foreign Currency Contracts	—	235,494	—	235,494
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	145,901	—	145,901
Centrally Cleared Interest Rate Swaps	—	1,219,698	—	1,219,698
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	71,393	—	71,393

Total	$729,846	$1,720,762	—	$2,450,608

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended April 30, 2019. The following transactions were effected in shares of such companies for the period ended April 30, 2019.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at July 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$12,912,429	$64,649,490	64,649,490	$76,955,821	76,955,821	—	$49,494	—	$606,098

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 4/30/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 9.500%, due 6/30/22	$1,979,000	6/17	$1,965,510	$2,068,055	$1.05	0.53%

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.0%
Alabama - 6.5%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$11,020,000	$10,171,901
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	1,750,000	1,957,287
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	4,880,000	5,683,248
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	8,250,000	9,778,395
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	3,990,000	5,131,180
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,500,000	1,606,590	(a)

Total Alabama				34,328,601

Arizona - 3.0%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	575,000	712,126	(b)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	812,430	(c)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,211,470	(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	950,181	(c)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,289,380	(c)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,333,752	(c)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,541,344	(c)

Total Arizona				15,850,683

California - 8.7%
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	1,000,000	1,142,520	(d)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	1,250,000	1,423,525	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,909,800	(c)(d)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	656,742
KIPP LA Project, Series A	5.125%	7/1/44	750,000	813,833

See Notes to Schedule of Investments.

1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$3,050,000	$3,241,021	(c)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,367,435	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	2,000,000	1,963,200
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,380,044
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	250,000	272,310	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	20,632,220
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,934,403

Total California				45,737,053

Colorado - 5.4%
Arista Metropolitan District, CO., GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,031,300
Clear Creek Station Metropolitan District #2, CO, GO, Subordinate, Series B	7.375%	12/15/47	500,000	509,375
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	764,100
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,273,300
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	541,680
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	3,000,000	3,188,340
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,274,313
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	515,620
Subordinate, Series B	7.750%	12/15/47	1,000,000	1,019,740

See Notes to Schedule of Investments.

2

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$11,550,000	$17,229,712
Solaris, CO, Metropolitan District #3, GO, Series A, Refunding	5.000%	12/1/36	850,000	876,656

Total Colorado				28,224,136

Connecticut - 0.6%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,144,360
Connecticut State, GO, Series A	5.000%	4/15/35	1,500,000	1,793,685

Total Connecticut				2,938,045

Delaware - 1.8%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,331,560

District of Columbia - 1.3%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,256,671
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,308,313
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	300,000	314,103
KIPP Charter School	6.000%	7/1/33	1,000,000	1,173,440	(e)
KIPP Charter School	6.000%	7/1/43	1,450,000	1,701,488	(e)

Total District of Columbia				6,754,015

Florida - 1.1%
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	250,000	256,125	(c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,283,376	(c)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,047,499	(c)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	839,332
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,803,504
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	360,000	362,333
Series A-2	7.375%	5/1/33	355,000	4	*(f)

Total Florida				5,592,173

See Notes to Schedule of Investments.

3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 0.3%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	$1,250,000	$1,424,850

Illinois - 7.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	1,000,000	1,087,620
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	107,621
Dedicated, Series H	5.000%	12/1/46	750,000	789,113
Series D	5.000%	12/1/46	750,000	787,238
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	2,000,000	2,175,620
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	3,807,335
Series A, Refunding	6.000%	1/1/38	1,250,000	1,426,200
Series C, Refunding	5.000%	1/1/25	1,000,000	1,095,470
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,138,021
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,124,920	(d)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,118,190	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	4,000,000	4,381,440
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,267,192	(d)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc., Series A	5.125%	5/15/43	2,700,000	2,788,749
Park Place of Elmhurst	2.000%	5/15/55	2,525,250	125,429	*(f)
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	200,000	227,222
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,000,000	5,253,500
Series 2016, Refunding	5.000%	2/1/26	2,500,000	2,737,025
Series A, Refunding	5.000%	10/1/29	2,900,000	3,208,821
Series D	5.000%	11/1/26	500,000	550,660
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, State Appropriations	5.000%	6/15/57	1,150,000	1,232,225

See Notes to Schedule of Investments.

4

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	$2,800,000	$622,412
McCormick Place Expansion Project, Series B2, Refunding, State Appropriations	5.000%	6/15/50	300,000	303,453
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.200%	6/15/50	40,000	40,547
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	180,000	182,560

Total Illinois				39,578,583

Indiana - 2.3%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,707,700
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,163,710	(d)

Total Indiana				11,871,410

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	400,000	402,728

Kentucky - 2.7%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A	6.375%	6/1/40	11,500,000	12,079,370	(e)
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	2,000,000	2,187,100	(a)

Total Kentucky				14,266,470

Louisiana - 0.2%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,123,080

Maryland - 1.9%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	9,741,600

Massachusetts - 2.8%
Massachusetts State DFA Revenue:
Newbridge Charles Inc., Refunding	5.000%	10/1/37	1,000,000	1,076,740	(c)
Newbridge Charles Inc., Refunding	5.000%	10/1/47	250,000	264,952	(c)
Tufts Medical Center Inc., Series I, Prerefunded	6.875%	1/1/41	2,400,000	2,602,416	(e)
Tufts Medical Center Inc., Series I, Unrefunded	6.875%	1/1/41	1,600,000	1,734,944	(e)
Wellforce Issue, Series A	5.000%	7/1/38	1,000,000	1,157,890

See Notes to Schedule of Investments.

5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	$1,000,000	$1,166,420
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	572,180
Massachusetts State HEFA Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.375%	7/1/35	6,000,000	6,252,900	(e)

Total Massachusetts				14,828,442

Michigan - 1.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	815,303
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	3,150,000	2,758,045
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,355,000	1,393,414	(c)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	400,000	412,668	(c)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,311,975	(b)
Senior Lien, Great Lakes Water Authority, Series C-1, Refunding	5.000%	7/1/44	1,180,000	1,262,576
Senior Lien, Great Lakes Water Authority, Series C-6, Refunding	5.000%	7/1/33	1,130,000	1,268,120
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	973,786	(d)

Total Michigan				10,195,887

Missouri - 1.7%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	1,000,000	838,090	(c)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,098,040
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,588,082
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,259,950

Total Missouri				8,784,162

Nebraska - 2.6%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	10,660,000	13,409,427

See Notes to Schedule of Investments.

6

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.7%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$1,295,000	$1,375,018	(c)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,114,521	(c)

Total Nevada				3,489,539

New Jersey - 6.5%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating, Refunding, Series A	5.000%	12/1/24	2,000,000	2,142,460	(d)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,103,150
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,121,160
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.900%	3/1/28	17,500,000	17,451,000	(g)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	438,520	(d)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	349,368
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinate, Series 1B	5.000%	12/1/44	2,780,000	2,969,485	(d)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	1,928,174
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,025,340
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	500,000	546,500

Total New Jersey				34,075,157

New Mexico - 0.2%
Otero County, NM, COP:
Jail Project Revenue	9.000%	4/1/23	410,000	410,053
Jail Project Revenue	9.000%	4/1/28	500,000	492,875

Total New Mexico				902,928

See Notes to Schedule of Investments.

7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 5.7%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	$19,370,000	$20,017,152	(e)(h)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	616,948	100,254
New York City, NY, IDA, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	865,000	865,078
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,300,000	1,410,864	(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,412,720

Total New York				29,806,068

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/51	1,600,000	1,748,128

Ohio - 1.8%
Indian Creek Local School District, GO, Series A	5.000%	11/1/55	2,335,000	2,691,811
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,765,863	(d)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	5,138,400

Total Ohio				9,596,074

Oklahoma - 2.0%
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	860,000	313,900	*(f)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	5.250%	11/15/37	500,000	563,395
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,112,400
Montereau Inc. Project, Series A	7.125%	11/1/30	1,000,000	1,052,500	(e)
Montereau Inc. Project, Series A	7.250%	11/1/40	7,000,000	7,376,110	(e)

Total Oklahoma				10,418,305

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,351,838

See Notes to Schedule of Investments.

8

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	$550,000	$648,813
Lackawanna County, PA, GO, Series B, AGC	6.000%	9/15/34	4,000,000	4,059,200
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,109,550
Pennsylvania State Higher Educational Facilities Authority Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,858,785	(e)
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	6.250%	4/1/42	635,000	646,087
Performing Arts Charter School Project	6.000%	6/15/23	2,565,000	2,637,820	(c)

Total Pennsylvania				16,960,255

Puerto Rico - 0.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	2,325,000	2,297,239

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(f)

Texas - 19.5%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,853,776
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,570,604
CAB	0.000%	1/1/38	2,000,000	1,018,480
CAB	0.000%	1/1/40	2,200,000	1,029,996
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A	6.000%	12/1/30	1,120,000	1,194,771	(e)
Uplift Education, Series A	6.125%	12/1/40	4,000,000	4,274,800	(e)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B (Step bond, 0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	4,000,000	4,069,520
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,011,460	(d)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	7,030,985	(d)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,373,550	(d)

See Notes to Schedule of Investments.

9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	$7,500,000	$8,200,875	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	127,317	(d)
Series 2017	5.000%	11/1/36	110,000	126,189	(d)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
MRC Senior Living, Langford Project	5.500%	11/15/46	750,000	763,868
MRC Senior Living, Langford Project	5.500%	11/15/52	1,125,000	1,142,291
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	500,000	560,095
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	650,000	699,140
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	650,000	723,665
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	540,400
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,118,930
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,329,012
Buckner Senior Living Ventana Project	6.750%	11/15/47	1,000,000	1,130,870
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	1,150,000	*(f)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	6,045,000	7,010,266
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	17,399,372
Senior Lien, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project	6.875%	12/31/39	24,000,000	24,768,480
Texas State Public Finance Authority Charter School Finance Corp. Revenue:
Cosmos Foundation Inc., Series A	6.000%	2/15/30	1,000,000	1,033,250	(e)

See Notes to Schedule of Investments.

10

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Cosmos Foundation Inc., Series A	6.200%	2/15/40	$4,000,000	$4,139,200	(e)
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	430,000	394,443
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A	6.750%	12/1/51	400,000	405,644	(c)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	154,698

Total Texas				102,345,947

U.S. Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	2,200,000	2,161,720
Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,397,135

Total U.S. Virgin Islands				6,558,855

Utah - 0.4%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	837,150
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,265,449

Total Utah				2,102,599

Washington - 0.1%
Washington State Housing Finance Commission Revenue:
Heron’s Key, Series A	6.500%	7/1/30	350,000	382,956	(c)
Heron’s Key, Series A	6.750%	7/1/35	350,000	381,535	(c)

Total Washington				764,491

Wisconsin - 2.2%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue:
American Dream @ Meadowlands Project	5.000%	12/1/27	1,400,000	1,530,564	(c)
American Dream @ Meadowlands Project	7.000%	12/1/50	750,000	877,710	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	3,059,640	(c)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,300,875	(c)

See Notes to Schedule of Investments.

11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project AGM	5.000%	7/1/53	$2,470,000	$2,753,383
Wisconsin State HEFA Revenue, Aurora Health Care Inc., Series A	5.625%	4/15/39	2,000,000	2,075,020	(e)

Total Wisconsin				11,597,192

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $469,254,681)				508,573,920

SHORT-TERM INVESTMENTS - 2.1%
MUNICIPAL BONDS - 2.1%
Alabama - 0.1%
Walker County, AL Economic & Industrial Development Authority, Solid Waste Disposal Revenue, Alabama Power Co. Plant Gorgas Project	2.340%	12/1/36	100,000	100,000	(d)(i)(j)
Wilsonville, AL, Industrial Development Board Solid Waste Disposal Revenue, Alabama Power Co. Gaston Plant Project	2.340%	12/1/30	400,000	400,000	(d)(i)(j)

Total Alabama				500,000

California - 0.3%
California State MFA Revenue, Chevron USA Project, Series A	2.000%	11/1/35	1,405,000	1,405,000	(i)(j)

Connecticut - 0.1%
Connecticut State HFA, Subseries B-6, SPA - Bank of Tokyo-Mitsubishi UFJ	2.330%	5/15/34	300,000	300,000	(i)(j)

Florida - 0.1%
Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/ Sunbelt Obligated Group, Series A, Refunding	2.370%	11/15/26	700,000	700,000	(i)(j)

Massachusetts - 0.0%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., Series K-1, SPA - Wells Fargo Bank N.A.	2.250%	7/1/46	100,000	100,000	(i)(j)
University of Massachusetts Building Authority Revenue, Senior, Series 1, Refunding, SPA - Wells Fargo Bank N.A.	2.230%	11/1/34	100,000	100,000	(i)(j)

Total Massachusetts				200,000

Michigan - 0.0%
Kent, MI, Hospital Finance Authority Revenue, Spectrum Health, Series B 3, Refunding, SPA - Wells Fargo Bank N.A.	2.230%	1/15/47	180,000	180,000	(i)(j)

See Notes to Schedule of Investments.

12

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 1.0%
MTA, NY, Dedicated Tax Fund, Subseries B-1, LOC - Bank of Tokyo-Mitsubishi UFJ	2.250%	11/1/22	$505,000	$505,000	(i)(j)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, Series C-4, SPA - Wells Fargo Bank N.A.	2.250%	5/1/57	700,000	700,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution Fiscal 2016, SPA - Bank of America N.A.	2.310%	6/15/48	1,200,000	1,200,000	(i)(j)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	2.160%	6/1/36	1,000,000	1,000,000	(d)(i)(j)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	2.160%	11/1/39	900,000	900,000	(d)(i)(j)
New York State HFA Revenue:
250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen-Thuringen	2.470%	11/1/38	800,000	800,000	(d)(i)(j)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	2.220%	11/1/41	100,000	100,000	(i)(j)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	2.290%	11/1/41	200,000	200,000	(d)(i)(j)
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	2.190%	12/1/29	100,000	100,000	(i)(j)

Total New York				5,505,000

North Carolina - 0.2%
Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	2.250%	7/1/36	100,000	100,000	(i)(j)
Raleigh, NC, COP, Downtown Improvement Project, Series B-1 RMK, SPA - Wells Fargo Bank N.A.	2.240%	2/1/34	710,000	710,000	(i)(j)

Total North Carolina				810,000

Texas - 0.1%
Rockwall, TX, ISD, GO, School Building, PSF - GTD, SPA - Wells Fargo Bank N.A.	2.300%	8/1/37	285,000	285,000	(i)(j)

See Notes to Schedule of Investments.

13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.2%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	2.300%	12/1/38	$1,100,000	$1,100,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,985,000)				10,985,000

TOTAL INVESTMENTS - 99.1% (Cost - $480,239,681)				519,558,920
Other Assets in Excess of Liabilities - 0.9%				4,702,990

TOTAL NET ASSETS - 100.0%				$524,261,910

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on these securities is currently in default as of April 30, 2019.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

14

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

At April 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	47	6/19	$7,618,325	$7,721,219	$(102,894)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

16

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$508,573,920	—	$508,573,920
Short-Term Investments†	—	10,985,000	—	10,985,000

Total Investments	—	$519,558,920	—	$519,558,920

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$102,894	—	—	$102,894

†	See Schedule of Investments for additional detailed categorizations.

18

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 73.9%
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 2.2%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,870,000	$1,940,125	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,908,575	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,060,000	2,060,000	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,700,000	1,741,990	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,030,000	721,000	*(a)(b)

Total Diversified Telecommunication Services				9,371,690

Interactive Media & Services - 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	927,300
Match Group Inc., Senior Notes	5.000%	12/15/27	510,000	515,100	(a)

Total Interactive Media & Services				1,442,400

Media - 5.8%
Altice France SA, Senior Secured Notes	6.250%	5/15/24	4,650,000	4,783,687	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	1,980,000	2,022,075	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	1,660,000	1,722,250	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/23	750,000	770,625	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	6,000,000	6,225,000	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	3,000,000	2,760,000
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,115,000	1,898,213
Entercom Media Corp., Secured Notes	6.500%	5/1/27	750,000	766,875	(a)
EW Scripps Co., Senior Notes	5.125%	5/15/25	700,000	666,750	(a)
Meredith Corp., Senior Notes	6.875%	2/1/26	980,000	1,024,100
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,800,000	1,746,000	(a)

Total Media				24,385,575

Wireless Telecommunication Services - 2.7%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	700,000	717,500	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	930,000	1,000,331	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	2,660,000	3,072,300
Sprint Communications Inc., Senior Notes	6.000%	11/15/22	1,000,000	1,008,750

See Notes to Schedule of Investments.

1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.875%	9/15/23	3,510,000	$3,665,142
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	1,890,000	1,972,688

Total Wireless Telecommunication Services				11,436,711

TOTAL COMMUNICATION SERVICES				46,636,376

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.8%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	710,000	728,538
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	860,000	867,620
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	420,000	424,645
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	770,000	708,400	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	660,000	676,500	(a)

Total Auto Components				3,405,703

Diversified Consumer Services - 2.1%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,130,000	1,169,550	(a)
frontdoor Inc., Senior Notes	6.750%	8/15/26	900,000	946,125	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	498,000	525,801	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,680,000	1,688,400	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	3,044,000	3,131,850
Service Corp. International, Senior Notes	7.500%	4/1/27	290,000	334,225
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,220,000	1,067,500	(a)

Total Diversified Consumer Services				8,863,451

Hotels, Restaurants & Leisure - 5.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	1,440,000	1,432,800	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	690,000	681,375	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	530,000	577,700	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	950,000	952,375	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,700,000	1,740,375
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	950,000	997,500	(a)

See Notes to Schedule of Investments.

2

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,060,000	$1,075,900
International Game Technology PLC, Senior Secured Notes	6.250%	2/15/22	2,670,000	2,796,825	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	1,100,000	1,192,125	(a)
MGM Resorts International, Senior Notes	7.750%	3/15/22	2,000,000	2,217,500
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,663,000	1,685,534	(a)
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	1,256,000	1,326,650
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	120,000	119,662	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	2,998,000	3,241,587	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	530,550	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,310,000	3,442,400	(a)

Total Hotels, Restaurants & Leisure				24,010,858

Household Durables - 1.6%
Century Communities Inc., Senior Notes	5.875%	7/15/25	480,000	478,800
Lennar Corp., Senior Notes	4.500%	4/30/24	1,590,000	1,625,775
Lennar Corp., Senior Notes	5.875%	11/15/24	1,500,000	1,616,250
TopBuild Corp., Senior Notes	5.625%	5/1/26	1,070,000	1,083,375	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	410,000	413,075
William Lyon Homes Inc., Senior Notes	6.000%	9/1/23	1,120,000	1,114,400
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	200,000	195,000

Total Household Durables				6,526,675

Specialty Retail - 1.5%
GameStop Corp., Senior Notes	6.750%	3/15/21	150,000	150,000	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	1,560,000	1,561,950
L Brands, Inc., Senior Notes	5.625%	10/15/23	1,710,000	1,771,987
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,050,000	1,043,459	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	980,000	992,250	(a)
ServiceMaster Co. LLC, Senior Notes	7.450%	8/15/27	625,000	661,719

Total Specialty Retail				6,181,365

See Notes to Schedule of Investments.

3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,000,000	$2,030,000	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	950,000	980,875
William Carter Co., Senior Notes	5.625%	3/15/27	660,000	684,750	(a)

Total Textiles, Apparel & Luxury Goods				3,695,625

TOTAL CONSUMER DISCRETIONARY				52,683,677

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,170,000	1,189,012	(a)

Food Products - 0.5%
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	2,000,000	2,034,760	(a)

Household Products - 0.1%
Central Garden & Pet Co., Senior Notes	5.125%	2/1/28	750,000	714,375

Tobacco - 0.1%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	302,000	271,045
Pyxus International Inc., Senior Secured Notes	8.500%	4/15/21	50,000	51,438	(a)

Total Tobacco				322,483

TOTAL CONSUMER STAPLES				4,260,630

ENERGY - 12.2%
Energy Equipment & Services - 1.3%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	2,190,000	1,916,250	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	1,540,000	1,316,700
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	1,530,900	1,576,827	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	207,000	222,266	(a)
Transocean Inc., Senior Notes	7.250%	11/1/25	540,000	536,625	(a)

Total Energy Equipment & Services				5,568,668

Oil, Gas & Consumable Fuels - 10.9%
Berry Petroleum Co. Escrow	—	—	7,077,000	0	*(c)(d)(e)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	3,900,000	3,958,500	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	580,000	593,050
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	760,000	754,300
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,080,000	2,044,177

See Notes to Schedule of Investments.

4

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,410,000	$1,318,350	(a)
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	975,000	995,719	(a)
DCP Midstream Operating LP, Senior Notes	4.950%	4/1/22	190,000	195,225
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	530,000	543,250
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,180,000	1,236,050	(a)
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	270,000	282,130
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	270,000	290,904
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	1,320,000	1,194,600	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	2,220,000	1,831,500	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,920,000	1,916,400
Indigo Natural Resources LLC, Senior Notes	6.875%	2/15/26	530,000	494,225	(a)
Magnum Hunter Resources Corp. Escrow	—	—	8,710,000	0	*(c)(d)(e)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	500,000	504,375	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	820,000	777,975	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,000,000	952,190	(a)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	1,000,000	1,027,500
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	2,240,000	2,340,352
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	2,000,000	2,060,000	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash & 1.000% PIK)	9.500%	5/15/23	2,331,614	2,459,853	(f)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,023,000	1,025,557
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	620,000	599,850	(a)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	649,000	690,711
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000	323,760
QEP Resources Inc., Senior Notes	6.875%	3/1/21	537,000	557,138
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,009,000	985,420

See Notes to Schedule of Investments.

5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	3,800,000		$3,903,930	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	2,030,000		1,999,550	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,000,000		1,001,277
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,210,000		1,240,250	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	689,651	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,520,000		1,565,144
WPX Energy Inc., Senior Notes	6.000%	1/15/22	550,000		574,750
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,010,000		2,303,962
WPX Energy Inc., Senior Notes	5.750%	6/1/26	450,000		466,875

Total Oil, Gas & Consumable Fuels					45,698,450

TOTAL ENERGY					51,267,118

FINANCIALS - 8.4%
Banks - 2.4%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000		713,608	(g)(h)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	750,000		791,250	(g)(h)
CIT Group Inc., Senior Notes	4.750%	2/16/24	850,000		877,625
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,320,000		1,506,358	(a)(g)(h)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	500,000		523,941	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,460,000		1,486,849	(g)(h)
Lions Gate Capital Holdings LLC, Senior Notes	6.375%	2/1/24	850,000		891,437	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	630,000		645,750	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	580,000		640,065

See Notes to Schedule of Investments.

6

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,050,000	$1,131,375	(g)(h)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	960,000	979,450	(a)(h)

Total Banks				10,187,708

Capital Markets - 0.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	208,075	(a)(g)(h)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	221,416	(a)(g)(h)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,000,000	1,020,000
UBS Group Funding Switzerland AG, Senior Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,178,714	(a)(g)(h)

Total Capital Markets				2,628,205

Consumer Finance - 2.4%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,430,000	1,492,563
Ally Financial Inc., Senior Notes	7.500%	9/15/20	1,450,000	1,529,750
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,200,000	1,233,000	(a)
Navient Corp., Senior Notes	5.875%	3/25/21	2,500,000	2,593,750
Navient Corp., Senior Notes	6.625%	7/26/21	880,000	924,000
Navient Corp., Senior Notes	6.500%	6/15/22	2,090,000	2,207,562

Total Consumer Finance				9,980,625

Diversified Financial Services - 2.7%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	1,830,000	1,184,925	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	40,000	40,500	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,680,000	2,814,000	(a)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	520,000	490,100	(a)

See Notes to Schedule of Investments.

7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.570%	12/21/65	2,450,000	$1,843,907	(a)(h)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,600,000	1,669,600	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	2,050,000	2,077,511	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	862,000	928,805	(a)

Total Diversified Financial Services				11,049,348

Insurance - 0.2%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	890,000	903,350	(a)

Thrifts & Mortgage Finance - 0.1%
Radian Group Inc., Senior Notes	4.500%	10/1/24	410,000	412,665

TOTAL FINANCIALS				35,161,901

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 0.8%
Immucor Inc., Senior Notes	11.125%	2/15/22	1,210,000	1,234,200	(a)
Kinetic Concepts Inc./KCI USA Inc., Secured Notes	12.500%	11/1/21	1,846,000	2,002,725	(a)

Total Health Care Equipment & Supplies				3,236,925

Health Care Providers & Services - 7.0%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	540,000	498,150	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	9.500%	6/30/22	1,427,000	1,491,215	(c)(d)(i)
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,340,000	2,345,850
Centene Corp., Senior Notes	4.750%	5/15/22	2,490,000	2,547,046
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,530,000	1,491,750	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	930,000	913,437
HCA Inc., Senior Notes	7.500%	2/15/22	3,540,000	3,902,850
HCA Inc., Senior Notes	5.875%	5/1/23	5,000,000	5,375,500
HCA Inc., Senior Notes	5.625%	9/1/28	320,000	341,600
NVA Holdings Inc., Senior Notes	6.875%	4/1/26	1,890,000	1,913,625	(a)
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	1,270,000	1,268,413	(a)(f)

See Notes to Schedule of Investments.

8

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
RegionalCare Hospital Partners Holdings Inc., Senior Notes	9.750%	12/1/26	780,000	$816,075	(a)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	1,240,000	1,319,437	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	5,260,000	5,384,925

Total Health Care Providers & Services				29,609,873

Pharmaceuticals - 2.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	3,100,000	3,456,500	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	2,900,000	3,063,125	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	530,000	544,411	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Notes	6.000%	2/1/25	1,600,000	1,230,000	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	920,000	938,400	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,020,000	1,060,596	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	650,000	591,684

Total Pharmaceuticals				10,884,716

TOTAL HEALTH CARE				43,731,514

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.7%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,430,000	1,485,856	(a)
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	1,230,000	1,263,825	(a)

Total Aerospace & Defense				2,749,681

Air Freight & Logistics - 0.7%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	2,730,000	2,798,250	(a)

Airlines - 0.2%
American Airlines, Pass Through Trust, 2013-1, B	5.625%	1/15/21	114,326	116,744	(a)
Continental Airlines Inc. Pass Through Trust, 2012-2, B	5.500%	10/29/20	125,025	127,944

See Notes to Schedule of Investments.

9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Continental Airlines Pass-Through Trust, 2000-1 B	8.388%	11/1/20	95	$105
United Continental Holdings Inc., Senior Notes	4.250%	10/1/22	740,000	747,400

Total Airlines				992,193

Building Products - 0.4%
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,300,000	1,322,750	(a)
Standard Industries Inc., Senior Notes	5.375%	11/15/24	500,000	511,250	(a)

Total Building Products				1,834,000

Commercial Services & Supplies - 2.2%
ADT Security Corp., Senior Secured Notes	6.250%	10/15/21	600,000	633,570
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	1,090,000	1,068,876
Brink’s Co., Senior Notes	4.625%	10/15/27	1,240,000	1,199,700	(a)
GFL Environmental Inc., Senior Notes	5.625%	5/1/22	100,000	99,750	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	750,000	733,125	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	870,000	908,506	(a)
United Rentals North America Inc., Secured Notes	4.625%	7/15/23	1,000,000	1,020,000
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,061,000
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	390,000	388,050
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	330,000	353,925
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	890,000	890,000	(a)

Total Commercial Services & Supplies				9,356,502

Machinery - 0.9%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,350,000	1,370,479	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	210,000	206,810	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,720,000	1,685,600	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	450,000	432,000

Total Machinery				3,694,889

Road & Rail - 0.2%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,080,000	966,600	(a)

See Notes to Schedule of Investments.

10

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.4%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	330,000	$295,350	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,230,000	1,188,118	(a)

Total Trading Companies & Distributors				1,483,468

Transportation Infrastructure - 0.3%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,120,115	1,129,188	(a)

TOTAL INDUSTRIALS				25,004,771

INFORMATION TECHNOLOGY - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices Inc, Senior Notes	7.000%	7/1/24	460,000	478,975
Qorvo Inc., Senior Notes	5.500%	7/15/26	1,130,000	1,180,850	(a)
Seagate HDD Cayman, Senior Notes	4.875%	3/1/24	2,726,000	2,735,166

TOTAL INFORMATION TECHNOLOGY				4,394,991

MATERIALS - 8.0%
Chemicals - 0.8%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	1,160,000	1,096,200	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,600,000	1,648,000
Valvoline Inc., Senior Notes	4.375%	8/15/25	720,000	702,000

Total Chemicals				3,446,200

Construction Materials - 0.3%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	640,000	638,400	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	600,000	619,500

Total Construction Materials				1,257,900

Containers & Packaging - 2.3%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,110,410	1,100,694	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	200,000	211,460	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,760,000	1,777,600	(a)
Berry Global Inc., Secured Notes	4.500%	2/15/26	520,000	505,700	(a)
Cascades Inc., Senior Notes	5.500%	7/15/22	100,000	101,250	(a)
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	1,090,000	1,024,273	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,390,000	1,435,175	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000	484,100

See Notes to Schedule of Investments.

11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,965,000	$2,028,862
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes	5.125%	7/15/23	760,000	771,978	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	6.097%	7/15/21	160,000	161,000	(a)(h)

Total Containers & Packaging				9,602,092

Metals & Mining - 3.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	2,110,000	2,241,875	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,350,000	1,461,375	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	250,000	253,750	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	400,000	379,000	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	3,020,000	2,929,400	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	800,000	847,000
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	390,000	387,075
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	3,360,000	3,347,400
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	521,000	542,491	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	2,625,000	2,743,125	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	1,873,903	7,027	*(a)(j)
Murray Energy Corp., Secured Notes (9.000% Cash and 3.000% PIK)	12.000%	4/15/24	662,505	241,815	(a)(f)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	830,000	699,275	(a)

Total Metals & Mining				16,080,608

Paper & Forest Products - 0.8%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,710,000	1,769,850
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,500,000	1,522,875

Total Paper & Forest Products				3,292,725

TOTAL MATERIALS				33,679,525

See Notes to Schedule of Investments.

12

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.0%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	220,000	$221,718
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,760,000	1,764,400
GEO Group Inc., Senior Notes	5.125%	4/1/23	1,840,000	1,729,600
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	3,000,000	3,084,375
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.500%	5/1/24	1,600,000	1,640,000

Total Equity Real Estate Investment Trusts (REITs)				8,440,093

Real Estate Management & Development - 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,640,000	1,640,000	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	1,550,000	1,596,500	(a)
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	290,000	288,188	(a)

Total Real Estate Management & Development				3,524,688

TOTAL REAL ESTATE				11,964,781

UTILITIES - 0.2%
Electric Utilities - 0.2%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	660,000	689,700	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $309,263,883)				309,474,984

ASSET-BACKED SECURITIES - 10.7%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	5.852%	11/25/32	1,536,493	1,554,312	(h)
Anchorage Capital CLO 3-R Ltd., 2014-3RA E (3 mo. USD LIBOR + 5.500%)	8.082%	1/28/31	1,330,000	1,244,073	(a)(h)
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	6.042%	1/22/28	800,000	802,236	(a)(h)
Ares XLIV CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	9.147%	10/15/29	1,500,000	1,475,973	(a)(h)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	5.247%	10/15/30	1,050,000	1,011,164	(a)(h)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	5.683%	8/5/27	1,020,000	1,016,270	(a)(h)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	8.233%	8/5/27	1,500,000	1,481,298	(a)(h)
Battalion CLO XI Ltd., 2017-11A D (3 mo. USD LIBOR + 3.340%)	5.921%	10/24/29	1,850,000	1,854,749	(a)(h)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	8.394%	11/20/28	800,000	768,658	(a)(h)

See Notes to Schedule of Investments.

13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	7.801%	7/18/27	750,000	$713,130	(a)(h)
California Street CLO IX LP, 2012-9A ER (3 mo. USD LIBOR + 7.180%)	9.781%	10/16/28	1,010,000	1,012,570	(a)(h)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.292%	7/20/31	1,750,000	1,751,115	(a)(h)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.592%	4/20/29	800,000	772,158	(a)(h)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.747%	10/15/26	700,000	698,241	(a)(h)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.988%	4/17/30	250,000	233,402	(a)(h)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	8.242%	7/20/28	1,500,000	1,488,458	(a)(h)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	5.242%	1/20/31	600,000	571,481	(a)(h)
Golub Capital Partners CLO 41 B Ltd., 2019-41A D (3 mo. USD LIBOR + 3.750%)	0.000%	4/20/29	250,000	250,000	(a)(h)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	5.097%	4/15/31	700,000	665,658	(a)(h)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	6.538%	4/17/30	610,000	606,035	(a)(h)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	2.747%	3/25/36	2,656,621	1,813,494	(h)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	5.397%	4/15/27	1,000,000	988,343	(a)(h)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.947%	7/15/26	1,000,000	995,265	(a)(h)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	9.347%	1/15/28	1,475,000	1,477,121	(a)(h)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	8.092%	7/20/31	750,000	691,876	(a)(h)
LCM XXI LP, 21A ER (3 mo. USD LIBOR + 5.750%)	8.342%	4/20/28	800,000	792,115	(a)(h)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	8.092%	10/20/28	750,000	713,692	(a)(h)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	7.097%	1/15/28	1,250,000	1,151,581	(a)(h)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	6.477%	7/15/29	500,000	499,980	(a)(h)

See Notes to Schedule of Investments.

14

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Neuberger Berman CLO XVII Ltd., 2014-17A ER (3 mo. USD LIBOR + 6.550%)	9.142%	4/22/29	820,000	$810,901	(a)(h)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	8.347%	7/15/27	560,000	560,236	(a)(h)
OZLM XI Ltd., 2015-11A BR (3 mo. USD LIBOR + 2.300%)	4.883%	10/30/30	1,250,000	1,228,924	(a)(h)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	5.697%	11/22/30	1,500,000	1,476,859	(a)(h)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	6.233%	5/16/30	250,000	250,577	(a)(h)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.857%	6/22/30	1,140,000	1,120,068	(a)(h)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	8.597%	4/15/29	1,250,000	1,214,886	(a)(h)
Sound Point CLO XV Ltd., 2017-1A E (3 mo. USD LIBOR + 5.960%)	8.552%	1/23/29	1,100,000	1,056,415	(a)(h)
Structured Asset Securities Corp. Trust, 2005-SC1, 1A2	7.097%	5/25/31	2,080,479	1,869,000	(a)(h)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	6.292%	4/20/29	250,000	250,189	(a)(h)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	8.147%	7/15/28	1,000,000	975,229	(a)(h)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	8.092%	10/20/28	1,250,000	1,237,646	(a)(h)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	5.417%	4/15/27	700,000	685,093	(a)(h)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.337%	4/15/27	650,000	635,480	(a)(h)
Voya CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.650%)	8.251%	1/18/29	500,000	478,831	(a)(h)
Voya CLO Ltd., 2017-1A B (3 mo. USD LIBOR + 2.300%)	4.888%	4/17/30	1,500,000	1,495,669	(a)(h)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	6.247%	10/15/31	250,000	246,453	(a)(h)

TOTAL ASSET-BACKED SECURITIES (Cost - $45,017,637)				44,686,904

See Notes to Schedule of Investments.

15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 9.6%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	5.233%	1/31/25	2,508,250	$2,496,491	(h)(k)(l)
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.733%	4/4/26	1,340,000	1,353,568	(h)(k)(l)

Total Diversified Telecommunication Services				3,850,059

Media - 1.0%
Applovin Corp., Initial Term Loan	—	8/15/25	1,320,000	1,324,950	(d)(m)
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.229%	11/18/24	957,568	958,459	(h)(k)(l)
EW Scripps Co., Incremental Term Loan	—	4/3/26	1,500,000	1,503,750	(m)
iHeartCommunications Inc., Term Loan	—	5/1/26	290,000	291,571	(m)

Total Media				4,078,730

TOTAL COMMUNICATION SERVICES				7,928,789

CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.5%
Drive Chassis Holdco LLC, Second Lien Term Loan B (3 mo. USD LIBOR + 8.250%)	10.834%	4/10/26	880,000	833,800	(d)(h)(k)(l)
Panther BF Aggregator 2 LP, USD Term Loan	—	3/18/26	1,100,000	1,104,785	(d)(m)

Total Auto Components				1,938,585

Diversified Consumer Services - 0.3%
Laureate Education Inc., 2024 Term Loan (1 mo. USD LIBOR + 3.500%)	5.983%	4/26/24	645,438	647,656	(h)(k)(l)
Prime Security Services Borrower LLC, Term Loan B1	5.233%	5/2/22	857,000	859,408	(h)(k)(l)

Total Diversified Consumer Services				1,507,064

Hotels, Restaurants & Leisure - 0.8%
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	7.483%	9/25/24	462,950	463,066	(h)(k)(l)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	5.483%	3/8/24	1,470,113	1,473,604	(h)(k)(l)

See Notes to Schedule of Investments.

16

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.223%	10/4/23	546,398	$548,399	(h)(k)(l)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	5.233%	8/14/24	938,149	937,757	(h)(k)(l)

Total Hotels, Restaurants & Leisure				3,422,826

Specialty Retail - 1.1%
Academy Ltd., Initial Term Loan	6.479-6.502%	7/1/22	1,694,982	1,272,296	(h)(k)(l)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.229-5.249%	11/8/23	497,297	461,989	(h)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.990%	8/19/22	152,491	152,844	(h)(k)(l)
PetSmart Inc., Term Loan B2	5.480-6.730%	3/11/22	2,068,436	1,999,661	(h)(k)(l)
Sally Holdings LLC, Term Loan B2	4.500%	7/5/24	710,000	691,363	(k)(l)

Total Specialty Retail				4,578,153

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	8.080%	10/30/20	595,949	461,861	(d)(h)(k)(l)

TOTAL CONSUMER DISCRETIONARY				11,908,489

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
BCP Renaissance Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	6.083%	10/31/24	1,091,750	1,098,801	(h)(k)(l)
Permian Production Partners LLC, Initial Advances Term Loan (1 mo. USD LIBOR + 6.000%)	8.480%	5/20/24	875,875	853,978	(d)(h)(k)(l)

TOTAL ENERGY				1,952,779

FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.483%	8/25/22	1,120,000	1,120,349	(h)(k)(l)
Kestra Financial Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	—	4/29/26	1,200,000	1,185,000	(m)
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.740%	8/18/23	430,500	433,191	(h)(m)

TOTAL FINANCIALS				2,738,540

See Notes to Schedule of Investments.

17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.4%
Lantheus Medical Imaging Inc., 2017 Term Loan B (1 mo. USD LIBOR + 3.750%)	6.233%	6/30/22	1,636,600	$1,641,714	(h)(k)(l)

Health Care Providers & Services - 1.3%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.987%	11/16/25	648,375	653,440	(h)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	2,250,980	2,232,340	(h)(k)(l)
Radnet Management Inc., First Lien Term Loan B1	6.360-8.250%	6/30/23	2,301,818	2,309,011	(h)(k)(l)

Total Health Care Providers & Services				5,194,791

Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.197%	2/11/26	540,000	544,219	(h)(k)(l)

TOTAL HEALTH CARE				7,380,724

INDUSTRIALS - 1.1%
Building Products - 0.5%
Ply Gem Midco Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.547%	4/12/25	2,114,025	2,091,563	(h)(k)(l)

Commercial Services & Supplies - 0.3%
Garda World Security Corp., Incremental Term Loan B (3 mo. USD LIBOR + 3.500%)	6.115%	5/24/24	1,259,001	1,259,788	(h)(k)(l)

Marine - 0.1%
Commercial Barge Line Co., Initial Term Loan (1 mo. USD LIBOR + 8.750%)	11.233%	11/12/20	752,753	527,868	(h)(k)(l)

Professional Services - 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.733%	7/23/21	876,237	770,651	(h)(k)(l)

TOTAL INDUSTRIALS				4,649,870

INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Ultimate Software Group Inc., First Lien Term Loan	—	4/8/26	1,320,000	1,331,550	(m)

See Notes to Schedule of Investments.

18

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.233%	2/6/23	1,465,031	$1,470,762	(h)(k)(l)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.481%	2/7/23	970,156	969,751	(f)(h)(k)(l)

TOTAL SENIOR LOANS (Cost - $40,969,798)				40,331,254

			SHARES
COMMON STOCKS - 1.9%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7	165,572	*(c)(d)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			83,175	17,392	*(c)(d)

ENERGY - 1.6%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc. (Escrow)			134,398	100,753	*(c)(d)
KCAD Holdings I Ltd.			282,728,964	880,701	*(c)(d)

Total Energy Equipment & Services				981,454

Oil, Gas & Consumable Fuels - 1.3%
Berry Petroleum Corp.			360,090	4,090,623
Montage Resources Corp.			128,952	1,433,946	*
MWO Holdings LLC			738	56,398	*(c)(d)

Total Oil, Gas & Consumable Fuels				5,580,967

TOTAL ENERGY				6,562,421

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple Power LLC			64,077	1,377,656	*(d)

TOTAL COMMON STOCKS (Cost - $28,230,664)				8,123,041

See Notes to Schedule of Investments.

19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 1.3%
CSMC Trust, 2015-2R 7A2	3.845%	8/27/36	2,450,501	$2,231,893	(a)(h)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	7.327%	10/25/29	1,520,000	1,715,275	(a)(h)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	5.002%	4/1/23	1,480,000	1,483,934	(a)(h)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,055,660)				5,431,102

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	730,000	706,374

Media - 0.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	850,000	742,015
DISH Network Corp., Senior Notes	3.375%	8/15/26	220,000	202,359
Liberty Media Corp., Senior Notes	2.125%	3/31/48	1,330,000	1,295,014	(a)

Total Media				2,239,388

TOTAL COMMUNICATION SERVICES				2,945,762

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Chegg Inc., Senior Notes	0.125%	3/15/25	430,000	413,337	(a)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	270,000	214,650

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,719,066)				3,573,749

SOVEREIGN BONDS - 0.5%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,340,000	1,045,883
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	720,000	542,250
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	800,000	576,100

TOTAL SOVEREIGN BONDS (Cost - $2,672,436)				2,164,233

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B. Riley Financial Inc. (Cost - $435,000)	6.875%		17,400	445,440

See Notes to Schedule of Investments.

20

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
E-mini S&P 500 Index Futures, Put @ $2,500.00		5/17/19	140	20,620,810	$4,900

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.HY.31 Index, Put @ $104.00	Bank of America N.A.	5/15/19	39,200,000	39,200,000	9,093
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ $28.00	Goldman Sachs Group Inc.	6/21/19	526	1,627,970	22,092	(c)

TOTAL OTC PURCHASED OPTIONS					31,185

TOTAL PURCHASED OPTIONS (Cost - $402,646)					36,085

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $435,766,790)					414,266,792

		RATE		SHARES
SHORT-TERM INVESTMENTS - 0.9%
Western Asset Government Cash Management Portfolio LLC (Cost - $3,781,857)		2.470%		3,781,857	3,781,857	(o)

TOTAL INVESTMENTS - 99.8% (Cost - $439,548,647)					418,048,649
Other Assets in Excess of Liabilities - 0.2%					975,721

TOTAL NET ASSETS - 100.0%					$419,024,370

See Notes to Schedule of Investments.

21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of April 30, 2019.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Value is less than $1.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Restricted security (Note 3).

(j)	The maturity principal is currently in default as of April 30, 2019.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of April 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At April 30, 2019, the total market value of investments in Affiliated Companies was $3,781,857 and the cost was $3,781,857 (Note 2).

Abbreviations used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
ETF	— Exchange-Traded Fund
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

See Notes to Schedule of Investments.

22

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.HY.31 Index, Put (Premiums received - $39,200)	Bank of America N.A.	5/15/19	$100.00	39,200,000	$39,200,000	$(2,829)

At April 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	629	6/19	$72,088,366	$72,737,956	$649,590
Contracts to Sell:
U.S. Treasury 10-Year Notes	580	6/19	70,826,967	71,729,691	(902,724)

Net unrealized depreciation on open futures contracts					$(253,134)

At April 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	40,000	USD	45,378	Barclays Bank PLC	7/17/19	$(208)
USD	664,597	CAD	882,678	Barclays Bank PLC	7/17/19	4,450
AUD	809,439	USD	577,291	JPMorgan Chase & Co.	7/17/19	(5,603)

Total						$(1,361)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

At April 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Ford Motor Co., 4.346%, due 12/08/26)	$2,840,000	12/20/23	1.548%	5.000% quarterly	$(411,059)	$(283,641)	$(127,418)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.32 Index	$15,700,000	6/20/24	5.000% quarterly	$(1,198,444)	$(998,753)	$(199,691)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

24

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

27

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$51,267,118	$0	*	$51,267,118
Health Care	—	42,240,299	1,491,215		43,731,514
Other Corporate Bonds & Notes	—	214,476,352	—		214,476,352
Asset-Backed Securities	—	44,686,904	—		44,686,904
Senior Loans:
Communication Services	—	6,603,839	1,324,950		7,928,789
Consumer Discretionary	—	9,508,043	2,400,446		11,908,489
Energy	—	1,098,801	853,978		1,952,779
Other Senior Loans	—	18,541,197	—		18,541,197
Common Stocks:
Communication Services	—	—	165,572		165,572
Consumer Discretionary	—	—	17,392		17,392
Energy	$5,524,569	—	1,037,852		6,562,421
Utilities	—	—	1,377,656		1,377,656
Collateralized Mortgage Obligations	—	5,431,102	—		5,431,102
Convertible Bonds & Notes	—	3,573,749	—		3,573,749
Sovereign Bonds	—	2,164,233	—		2,164,233
Preferred Stocks	445,440	—	—		445,440
Purchased Options:
Exchange-Traded Purchased Options	4,900	—	—		4,900
OTC Purchased Options	—	31,185	—		31,185

Total Long-Term Investments	5,974,909	399,622,822	8,669,061		414,266,792

Short-Term Investments†	—	3,781,857	—		3,781,857

Total Investments	$5,974,909	$403,404,679	$8,669,061		$418,048,649

Other Financial Instruments:
Futures Contracts	$649,590	—	—		$649,590
Forward Foreign Currency Contracts	—	$4,450	—		4,450

Total Other Financial Instruments	$649,590	$4,450	—		$654,040

Total	$6,624,499	$403,409,129	$8,669,061		$418,702,689

28

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$2,829	—	$2,829
Futures Contracts	$902,724	—	—	902,724
Forward Foreign Currency Contracts	—	5,811	—	5,811
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	411,059	—	411,059
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	199,691	—	199,691

Total	$902,724	$619,390	—	$1,522,114

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$1,370,633		—	—	—	$99,830
Energy	0	*	—	—	—	—
Health Care	1,491,215		$1,949	—	$(1,949)	—
Senior Loans:
Communication Services†	—		—	—	(3,300)	1,328,250
Consumer Discretionary	1,362,479		304	$(5,949)	32,487	1,925,000
Energy	912,275		1,900	627	(26,699)	—
Health Care	1,655,309		—	—	—	—
Common Stocks:
Communication Services†	449,706		—	—	(284,134)	—
Consumer Discretionary	1,930,492		—	880,295	(1,771,752)	25,002
Energy	3,795,756		—	—	(142,406)	—

29

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of July 31, 2018	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Industrials	$220,939	—	$(448,024)	$227,632	—
Utilities	1,473,771	—	—	(96,115)	—
Preferred Stocks:
Industrials	262,485	—	(2,004,516)	1,750,240	—

Total	$14,925,060	$4,153	$(1,577,567)	$(315,996)	$3,378,082

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of April 30, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2019[1]
Corporate Bonds & Notes:
Consumer Discretionary	$(1,470,463)	—	—	—		—
Energy	—	—	—	$0	*	—
Health Care	—	—	—	1,491,215		$(1,949)
Senior Loans:
Communication Services†	—	—	—	1,324,950		(3,300)
Consumer Discretionary	(695,911)	$461,861	$(679,825)	2,400,446		13,510
Energy	(34,125)	—	—	853,978		(26,699)
Health Care	—	—	(1,655,309)	—		—
Common Stocks:
Communication Services†	—	—	—	165,572		(284,134)
Consumer Discretionary	(1,046,645)	—	—	17,392		(7,610)
Energy	(168,091)	—	(2,447,407)	1,037,852		(142,406)
Industrials	(547)	—	—	—		—
Utilities	—	—	—	1,377,656		(96,115)
Preferred Stocks:
Industrials	(8,209)	—	—	—		—

Total	$(3,423,991)	$461,861	$(4,782,541)	$8,669,061		$(548,703)

30

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

†

As of September 28, 2018, the Telecommunications Services sector was broadened to include some companies previously classified in the Consumer Discretionary and Information Technology sectors and renamed Communication Services sector.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended April 30, 2019. The following transactions were effected in shares of such companies for the period ended April 30, 2019.

	Affiliate Value at July 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$881,702	$121,307,549	121,307,549	$118,407,394	118,407,394	—	$107,551	—	$3,781,857

31

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 4/30/2019		Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 9.500%, due 6/30/22	$1,427,000	6/17	$1,417,272	$1,491,215	(a)	$104.50	0.36%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees.

32